China Unicom (Hong Kong) Limited (Parent Company) - Condensed Statements of Cash Flows (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of parent company financial statements [Line Items]
Net cash outflow from operating activities	¥ 85,054	$ 13,072	¥ 74,593	¥ 84,301
Net cash inflow (outflow) from investing activities	(47,336)	(7,275)	(95,749)	(91,354)
Net cash (outflow)/inflow from financing activities	(28,414)	(4,367)	22,877	3,427
- Dividend paid to equity shareholders of the Company			(4,071)	(4,643)
Net (decrease)/increase in cash and cash equivalents	9,304	1,430	1,721	(3,626)
Cash and cash equivalents at beginning of year	23,633	3,632	21,755	25,308
Effect of changes in foreign exchange rate	(101)	(15)	157	73
Cash and cash equivalents at end of year	32,836	5,047	23,633	21,755
Parent [member]
Disclosure of parent company financial statements [Line Items]
Net cash outflow from operating activities	(86)	(13)	(85)	(56)
Net cash inflow (outflow) from investing activities	(66,865)	(10,277)	537	24,613
Net cash (outflow)/inflow from financing activities	66,682	10,249	266	(25,829)
- Dividend paid to equity shareholders of the Company			(1,005)	(4,643)
Net (decrease)/increase in cash and cash equivalents	(269)	(41)	718	(1,272)
Cash and cash equivalents at beginning of year	1,443	222	657	1,852
Effect of changes in foreign exchange rate	55	8	68	77
Cash and cash equivalents at end of year	¥ 1,229	$ 189	¥ 1,443	¥ 657